COMMITMENTS AND CONTINGENT LIABILITIES (Revolving Line of Credit) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Israeli Bank Line of Credit [Member]
Line of credit:
Line of credit maximum borrowing capacity		$ 3,000
Spread over LIBOR		4.20%
Line of credit balance		$ 3,000
US Bank Line of Credit [Member]
Line of credit:
Line of credit maximum borrowing capacity	$ 2,500
Spread over LIBOR	2.50%
Line of credit balance	$ 800